RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12. RELATED PARTY TRANSACTIONS

Management Services Agreement. Together with Holdings’ wholly owned subsidiary, GNC Acquisition Inc., Holdings entered into an Agreement and Plan of Merger (the ‘‘Merger Agreement’’) with GNC Parent Corporation on February 8, 2007. Pursuant to the Merger Agreement and on March 16, 2007, GNC Acquisition Inc. was merged with and into GNC Parent Corporation, with GNC Parent Corporation as the surviving corporation and our wholly owned subsidiary (the ‘‘Merger’’). In connection with the Merger, on March 16, 2007, Holdings entered into a Management Services Agreement (the “ACOF Management Services Agreement”)  with ACOF Operating Manager II, L.P. (“ACOF Manager”), an affiliate of Ares Corporate Opportunities Fund II, L.P. (“Ares”), one of Holdings’ sponsors.  The ACOF Management Service Agreement provided for an annual management fee of $750,000, payable quarterly and in advance to ACOF Manager, on a pro rata basis, until the tenth anniversary from March 16, 2007 plus any one-year extensions (which extensions occurred automatically on each anniversary date of March 16, 2007), as well as reimbursements for ACOF Manager’s and its affiliates’ out-of-pocket expenses in connection with the management services provided under the ACOF Management Services Agreement.  For the nine months ended September 30, 2011 and 2010, $0.2 million and $0.6 million, respectively, had been paid pursuant to this agreement.

The ACOF Management Services Agreement provided that upon consummation of a change in control transaction or a bona fide initial public offering, ACOF Manager would receive, in lieu of quarterly payments of the annual management fee, an automatic fee equal to the net present value of the aggregate annual management fee that would have been payable to ACOF Manager during the remainder of the term of the agreement, calculated in good faith by Holdings’ board of directors (the “Board”).  Upon consummation of the IPO in April 2011, $5.6 million was paid pursuant to this agreement and the agreement was terminated. This amount was accrued and expensed in transaction related costs during the period ended March 31, 2011.

Special Dividend. Ontario Teachers’ Pension Plan Board (“OTPP”), as the holder of Holdings’ Class B common stock, was entitled to receive an annual special dividend payment equal to an aggregate amount of $750,000 per year when, as and if declared by the Board (the “Special Dividend”). The Special Dividend was payable in equal quarterly installments on the first day of each quarter commencing on April 1, 2007 and for ten years thereafter (the “Special Dividend Period”).  For the nine months ended September 30, 2011 and 2010, $0.2 million and $0.6 million, respectively, was paid pursuant to this arrangement.

Upon the consummation of a change in control transaction or a bona fide initial public offering, OTPP was entitled to receive, in lieu of quarterly payments of the special dividend payments, an automatic payment equal to the net present value of the aggregate amount of the special dividend payments that would have been payable to OTPP during the remainder of the Special Dividend Period, calculated in good faith by the Board.  Upon consummation of the IPO in April 2011, $5.6 million was paid to OTPP and the arrangement was terminated.  This amount was accrued and expensed in transaction related costs during the period ended March 31, 2011.

2007 Senior Credit Facility.  Upon consummation of the Merger, Centers entered into the 2007 Senior Credit Facility, under which various funds affiliated with Ares, were lenders.  Under the 2007 Senior Credit Facility, these affiliated funds made term loans to Centers in the amount of $65.0 million and $62.1 million, as of the consummation of the Merger and December 31, 2010, respectively.  In addition, as of December 31, 2010, an aggregate of $2.9 million in principal and $11.0 million in interest had been paid to affiliates of Ares in respect of amounts borrowed under the 2007 Senior Credit Facility.  Borrowings under the 2007 Senior Credit Facility had accrued interest at a weighted average rate of 4.6% per year.  In connection with the Refinancing and as of March 4, 2011, the remaining principal amount of $62.1 million and an additional amount of $0.5 million in interest was paid to affiliates of Ares.

2011 Senior Credit Facility.  Various funds affiliated with Ares are lenders under the 2011 Senior Credit Facility. These affiliated funds have made term loans to Centers in the amount of $120.0 million.  In connection with the Company’s repayment of $300.0 million of outstanding borrowings under the Term Loan Facility with proceeds from the IPO, funds affiliated with Ares received approximately $30.0 million, representing their pro rata positions in the Term Loan Facility.  Interest represented $0.1 million of the $30.0 million paid to funds affiliated with Ares.

Lease Agreements.  At September 30, 2011 and 2010, the Company was party to 18 and 20 lease agreements, respectively, as lessee, with Cadillac Fairview Corporation, a direct wholly owned subsidiary of OTPP, as lessor, with respect to properties located in Canada.  For the nine months ended September 30, 2011 and 2010, the Company paid $2.1 million, respectively, under the lease agreements.  Each lease was negotiated in the ordinary course of business on an arm’s length basis.

NOTE 25. RELATED PARTY TRANSACTIONS

          Management Services Agreement.    In connection with the Merger, Holdings entered into a Management Services Agreement with ACOF Operating Manager II, L.P. ("ACOF Operating Manager II"), an affiliate of Ares. Under the agreement, ACOF Operating Manager II provides Holdings and its subsidiaries with certain services in exchange for an annual fee of $750,000, as well as customary fees for services rendered in connection with certain major financial transactions, plus reimbursement of expenses and a tax gross-up relating to a non-tax deductible portion of the fee. In addition, upon consummation of the Merger, Holdings incurred an aggregate fee of $5.0 million, plus reimbursement of expenses, payable to ACOF Operating Manager II for services rendered in connection with the Merger. As of December 31, 2010, $2.8 million had been paid pursuant to this agreement.

          Special Dividend.    OTPP, as the holder of Holdings' Class B common stock, is entitled to receive ratable an annual special dividend payment equal to an aggregate amount of $750,000 per year when, as and if declared by the board of directors, for the Special Dividend Period. The special dividend is payable in equal quarterly installments on the first day of each quarter commencing on April 1, 2007. As of December 31, 2010, $2.8 million had been paid to OTPP.

          Credit Facility.    Upon consummation of the Merger, Centers entered into a $735.0 million credit agreement, of which various funds affiliated with one of Holdings' sponsors, Ares, are investors. As of December 31, 2010 and 2009, certain affiliates of Ares held approximately $65.0 million and $62.1 million, respectively of term loans under the Senior Credit Facility. In addition, as of December 31, 2010, an aggregate of $2.9 million in principal and $11.0 million in interest has been paid to affiliates of Ares in respect of amounts borrowed under the Senior Credit Facility. Borrowings under the Senior Credit Facility have accrued interest at a weighted average rate of 4.6% per year.

          Stock Purchase.    During the third and fourth quarters of 2008, Axcel Partners III, LLC, of which an officer and director of the Company is a member, purchased 273,215 shares of Class A common stock of the Company at a price of $6.82 per share, for an aggregate purchase price of $1.9 million and 45,478 shares of Class A common stock of Holdings at a price of $7.08 per share, for an aggregate purchase price of $0.3 million, respectively and 110,151 and 18,710 shares of Series A preferred stock of the Company at a price of $5.00 per share plus accrued and unpaid dividends through the dates of purchase, for an aggregate purchase price of $0.6 million and $0.1 million, respectively.

          Lease Agreements.    At December 31, 2010, General Nutrition Centres Company, an indirect wholly owned subsidiary of Holdings, was party to 19 lease agreements, as lessee, with Cadillac Fairview Corporation, a direct wholly owned subsidiary of OTPP, as lessor, with respect to properties located in Canada. For the years ended December 31, 2010, 2009 and 2008, the Company paid $2.8 million, $2.4 million and $2.5 million, respectively, under the lease agreements and as of December 31, 2010, the aggregate future minimum lease payments under the lease agreements was $19.3 million. Each lease was negotiated in the ordinary course of business on an arm's length basis.

          Product Purchases.    During the Company's 2010 fiscal year, it purchased certain fish oil and probiotics products manufactured by Lifelong Nutrition, Inc. ("Lifelong") for resale under the Company's proprietary brand name GNC WELLbeING®. Carmen Fortino, who serves as one of the directors of Holdings, is the Managing Director, a member of the Board of Directors and a stockholder of Lifelong's parent company. The aggregate value of the products the Company purchased from Lifelong was $2.3 million and $3.3 million for the 2010 and 2009 fiscal years, respectively. Effective December 31, 2010, Lifelong's parent company was sold to a third party and Mr. Fortino resigned his positions at Lifelong.

          Product Development and Distribution Agreement.    On June 3, 2010, General Nutrition Corporation, a wholly owned subsidiary of the Company, and Lifelong entered into a Product Development and Distribution Agreement (the "Lifelong Agreement"), pursuant to which General Nutrition Corporation and Lifelong will develop a branded line of supplements to be manufactured by Lifelong. As described above, Mr. Fortino was the Managing Director, a member of the board of directors and a stockholder of Lifelong's parent company. Products manufactured under the Lifelong Agreement and sold in the Company's stores will be purchased by the Company from Lifelong; products sold outside of the Company's stores will be subject to certain revenue sharing arrangements. For the year ended December 31, 2010, the Company made $1.3 million in product purchases from Lifelong under the Lifelong Agreement. Effective December 31, 2010, Lifelong's parent company was sold to a third party and Mr. Fortino resigned his positions at Lifelong.